CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($)	Total	Preferred Stock Series B	Preferred Stock Series C	Preferred Stock Preferred Stock Series B	Preferred Stock Preferred Stock Series C	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Preferred Stock Series C	Other Comprehensive Income / (Loss)	Retained Earnings/ (Accumulated Deficit)	Retained Earnings/ (Accumulated Deficit) Preferred Stock Series B
Balance of shares at Dec. 31, 2017				2,600,000	0	106,131,017
Balance at Dec. 31, 2017	$ 624,758,000			$ 26,000	$ 0	$ 1,061,000	$ 1,070,500,000		$ 294,000	$ (447,123,000)
Net income/(loss)	16,580,000					$ 0	0		0	16,580,000
Stock repurchased and retired, shares (Note 8(e))						(4,166,666)
Stock repurchased and retired, value (Note 8(e))	(15,157,000)					$ (41,000)	(15,116,000)
Issuance of restricted stock and compensation cost, shares (Note 8(f))						1,800,000
Issuance of restricted stock and compensation cost, value (Note 8(f))	7,279,000					$ 18,000	7,261,000		0	0
Dividends on series B preferred stock (Note 8(b))		$ (5,769,000)									$ (5,769,000)
Other comprehensive income/(loss)	(7,000)								(7,000)
Balance of shares at Dec. 31, 2018				2,600,000	0	103,764,351
Balance at Dec. 31, 2018	627,684,000			$ 26,000	$ 0	$ 1,038,000	1,062,645,000		287,000	(436,312,000)
Net income/(loss)	(10,535,000)					$ 0	0		0	(10,535,000)
Issuance of new shares, shares (Note 8)(c))					10,675
Issuance of new shares, value (Note 8)			$ 960,000					$ 960,000
Stock repurchased and retired, shares (Note 8(e))						(14,571,012)
Stock repurchased and retired, value (Note 8(e))	(49,679,000)					$ (146,000)	(49,533,000)
Issuance of restricted stock and compensation cost, shares (Note 8(f))						2,000,000
Issuance of restricted stock and compensation cost, value (Note 8(f))	7,581,000					$ 20,000	7,561,000		0	0
Dividends on series B preferred stock (Note 8(b))		(5,769,000)									(5,769,000)
Other comprehensive income/(loss)	(178,000)								(178,000)
Balance of shares at Dec. 31, 2019				2,600,000	10,675	91,193,339
Balance at Dec. 31, 2019	570,064,000			$ 26,000	$ 0	$ 912,000	1,021,633,000		109,000	(452,616,000)
Net income/(loss)	(134,197,000)					$ 0	0		0	(134,197,000)
Stock repurchased and retired, shares (Note 8(e))						(4,118,337)
Stock repurchased and retired, value (Note 8(e))	(11,999,000)					$ (41,000)	(11,958,000)
Issuance of restricted stock and compensation cost, shares (Note 8(f))						2,200,000
Issuance of restricted stock and compensation cost, value (Note 8(f))	10,511,000					$ 22,000	10,489,000
Dividends on series B preferred stock (Note 8(b))		$ (5,769,000)									$ (5,769,000)
Other comprehensive income/(loss)	(40,000)								(40,000)
Balance of shares at Dec. 31, 2020				2,600,000	10,675	89,275,002
Balance at Dec. 31, 2020	$ 428,570,000			$ 26,000	$ 0	$ 893,000	$ 1,020,164,000		$ 69,000	$ (592,582,000)